Goodwill (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Goodwill [Roll Forward]
Balance, January 1		$ 5,696,000,000	$ 5,720,000,000
GBPC impairment charge		(73,000,000)	0
Change in FX rate		389,000,000	(24,000,000)
Balance, December 31		6,012,000,000	$ 5,696,000,000
Accumulated impairment charges		30,000,000
Tampa Electric and PGS
Goodwill [Roll Forward]
GBPC impairment charge	$ 0
NMGC
Goodwill [Roll Forward]
GBPC impairment charge		0
GBPC
Goodwill [Roll Forward]
GBPC impairment charge		$ (73,000,000)
Balance, December 31